Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets
Schedule of classification financial assets

		2019 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	2,618	5,544	—	8,162
Receivables from related parties	23	5,202	—	—	5,202
Trade receivables	10.2	232,479	—	—	232,479
Other receivables	10.2	10,889	—	—	10,889
Cash and cash equivalents		94,852	—	—	94,852
Restricted cash		28,323	—	—	28,323
Total financial assets		374,363	5,544	—	379,907

		2018 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,264	69,602	—	72,866
Receivables from related parties	23	16,514	—	—	16,514
Trade receivables	10.2	70,755	—	—	70,755
Other receivables	10.2	7,784	—	—	7,784
Cash and cash equivalents		216,647	—	—	216,647
Total financial assets		314,964	69,602	—	384,566

Schedule of restricted cash and cash equivalents

	2019	2018
	US$'000	US$'000
Cash and cash equivalents	94,852	216,647
Current restricted cash presented as Cash	28,323	—
Escrow: Hydro-electric assets sale	5,617	—
ABL	22,500	—
Others	206	—
Total	123,175	216,647

Schedule of other financial assets

	2019
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	2,618	—	2,618
Listed equity securities	—	5,544	5,544
Total	2,618	5,544	8,162

Listed equity securities comprises investments held by Globe Argentina Metales in Pampa Energía.

At December 31, 2018, other financial assets comprise the following:

	2018
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,264	—	3,264
Listed equity securities	—	2,523	2,523
Debt investments at fair value through profit or loss	67,079	—	67,079
Total	70,343	2,523	72,866

Schedule of main characteristics of senior subordinated and junior subordinated loans

	Amount	Interest
	US$'000	Rate	Currency
Senior Subordinated Loan	—	0%	U.S. Dollars
Junior Subordinated Loan	—	0%	U.S. Dollars

Schedule of trade and other receivables

	2019	2018
	US$'000	US$'000
Trade receivables	237,022	75,719
Less – allowance for doubtful debts	(4,543)	(4,964)
	232,479	70,755
Tax receivables(1)	45,948	60,851
Government grant receivables	19,748	16,606
Other receivables	10,889	7,784
Total	309,064	155,996
(1)

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

Schedule of changes in impairment losses

Allowance
US$'000
Balance at January 1, 2018	17,346
Impairment losses recognized	3,190
Amounts written off as uncollectible	(15,118)
Exchange differences	(454)
Balance at December 31, 2018	4,964
Impairment losses recognized	2,517
Amounts written off as uncollectible	(100)
Changes in the scope of consolidation	(2,750)
Exchange differences	(88)
Balance at December 31, 2019	4,543